UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS 15-G

ASSET-BACKED SECURITIZER REPORT PERSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________________ to _________________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: ____________________

_________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002091543

Bayfront IABS VII Pte. Ltd.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____N/A____

Central Index Key Number of underwriter (if applicable): ____N/A____

Tan Hanjie Nicholas, +65 6229 2900

Name and telephone number, including area code, of the person to

Contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated November 5, 2025, of BDO USA, P.C., which report sets forth the findings and conclusions, as applicable, of BDO USA P.C. with respect to certain agreed-upon procedures performed by BDO USA, P.C.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CLIFFORD CAPITAL ASSET FINANCE PTE. LTD., as Depositor

By:	/s/ Tan Hanjie Nicholas
Name:	Tan Hanjie Nicholas
Title:	Chief Executive Officer and Executive Director

Date:	November 5, 2025

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountant’s Agreed-Upon Procedures Report, dated November 5, 2025, of BDO USA, P.C.